Equity Shareholders Own Interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non controlling interest item [Line Items]
Assets	€ 27,420	€ 28,999
Liabilities	19,755	20,879
Profit (loss), attributable to owners of parent	888	3,239	€ 341
Autop terrassa manresa SA [Member]
Non controlling interest item [Line Items]
Assets	565	573
Liabilities	145	138
Shareholder funds	420	436
Profit (loss), attributable to owners of parent	29	25
LBJ infrastructure group [Member]
Non controlling interest item [Line Items]
Assets	1,931	2,197
Liabilities	2,204	2,462
Shareholder funds	(274)	(265)
Profit (loss), attributable to owners of parent	37	33
NTE mobility partners [Member]
Non controlling interest item [Line Items]
Assets	1,886	2,128
Liabilities	1,910	2,117
Shareholder funds	(25)	11
Profit (loss), attributable to owners of parent	98	101
NTE mobility partners segments LLC [Member]
Non controlling interest item [Line Items]
Assets	1,861	2,129
Liabilities	1,687	1,857
Shareholder funds	174	272
Profit (loss), attributable to owners of parent	72	70
I77 mobility partners [Member]
Non controlling interest item [Line Items]
Assets	621	708
Liabilities	613	688
Shareholder funds	8	20
Profit (loss), attributable to owners of parent	26	23
I66 mobility partners [Member]
Non controlling interest item [Line Items]
Assets	5,447	6,276
Liabilities	2,398	2,676
Shareholder funds	3,050	3,600
Profit (loss), attributable to owners of parent	9	(4)
Budimex S.A [Member]
Non controlling interest item [Line Items]
Assets	1,952	1,907
Liabilities	1,580	1,565
Shareholder funds	372	342
Profit (loss), attributable to owners of parent	90	74
Dalaman international airport [Member]
Non controlling interest item [Line Items]
Assets	659	717
Liabilities	383	428
Shareholder funds	276	289
Profit (loss), attributable to owners of parent	€ (7)	€ 35